Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions with related parties
Schedule of transactions with related parties - condensed consolidated statements of comprehensive income

	Years ended December 31,
	2025	2024	2023
Included in voyage expenses – related party
Charter hire commissions (a)	$1,935	$1,983	$1,860
Included in general and administrative expenses - related party
Executive services fee (c)	$603	$583	$581
Administrative services fee (d)	$120	$120	$120
Management fees-related party
Management fees (a)	$6,778	$6,599	$6,389

Schedule of transactions with related parties - balance sheet

	Year ended December 31,
	2025	2024
Assets:
Working capital advances granted to the Manager (a)	$1,685	$1,189
Other Partnership expenses due from Manager	190	—
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party	$3,235	$2,539

Liabilities:
Administrative service charges due to Manager (d)	$—	$30
Other Partnership expenses due to Manager	$—	$669
Total liabilities due to related party, current	$—	$699